PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property plant and equipment

	LAND	BUILDINGS	CONSTRUCTION IN PROCESS	GROWING & PROCESSING EQUIPMENT	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, August 31, 2020	$4,075	$127,022	$2,128	$132,991	$8,677	$4,464	$279,357
Acquisitions through business combinations (Note 27)	—	5,786	2,859	720	721	1,742	11,828
Additions	—	2,928	1,762	4,655	270	—	9,615
Transfers	—	—	—	—	667	(889)	(222)
Construction completed	—	27	(4,657)	4,630	—	—	—
Disposals	—	—	—	(3,586)	(12)	—	(3,598)
Balance, August 31, 2021	$4,075	$135,763	$2,092	$139,410	$10,323	$5,317	$296,980
Acquisitions through business combinations (Note 27)	230	781	2,930	397	143	1,759	6,240
Additions	400	7,326	26,021	18,051	1,210	2,931	55,939
Transfers (Note 15 (ii))	—	961	—	—	—	(961)	—
Construction completed	—	1,539	(20,671)	18,659	473	—	—
Disposals	—	(100)	—	(11,379)	(75)	(5,447)	(17,001)
Balance, August 31, 2022	$4,705	$146,270	$10,372	$165,138	$12,074	$3,599	$342,158

Accumulated depreciation
Balance, August 31, 2020	$—	$(8,203)	$—	$(20,041)	$(3,136)	$(557)	$(31,937)
Depreciation	—	(5,456)	—	(22,735)	(1,451)	(822)	(30,464)
Transfers	—	—	—	—	—	222	222
Disposals	—	—	—	1,129	9	—	1,138
Balance, August 31, 2021	$—	$(13,659)	$—	$(41,647)	$(4,578)	$(1,157)	$(61,041)
Depreciation	—	(5,933)	—	(13,853)	(1,550)	(925)	(22,261)
Disposals	—	—	—	4,715	59	434	5,208
Impairment	—	—	—	(4,245)	—	—	(4,245)
Balance, August 31, 2022	$—	$(19,592)	$—	$(55,030)	$(6,069)	$(1,648)	$(82,339)

Net book value
August 31, 2021	$4,075	$122,104	$2,092	$97,763	$5,745	$4,160	$235,939
August 31, 2022	$4,705	$126,678	$10,372	$110,108	$6,005	$1,951	$259,819

Disclosure of detailed information about reconciliation of additions to property, plant and equipment
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	AUGUST 31, 2022	AUGUST 31, 2021
Additions (including right-of-use lease assets)	$62,179	$21,443
Additions related to business combinations (Note 27)	(6,240)	(11,862)
Additions related to right-of-use lease assets	(2,931)	—
Net change in deferred charges and deposits related to purchases of property, plant and equipment	2,319	2,668
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(6,579)	(492)
Purchase of property, plant and equipment	$48,748	$11,757